Investment Objectives and Goals - Defiance AI Infrastructure Bond ETF	Oct. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE AI INFRASTRUCTURE BOND ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance AI Infrastructure Bond ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVector™ US Hyperscalers and AI Bonds Index (the “Index”).